Pioneer Disciplined Value Fund
Schedule of Investments  |  November 30, 2024

A: CVFCX	C: CVCFX	K: CVKFX	R: CVRFX	Y: CVFYX

Schedule of Investments  |  11/30/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.7% of Net Assets
	Aerospace & Defense — 0.0%†
132(a)	Standardaero, Inc.	$ 3,783
	Total Aerospace & Defense	$3,783

	Banks — 10.9%
210,653	Bank of America Corp.	$ 10,008,124
492,791	Huntington Bancshares, Inc.	8,875,166
64,282	JPMorgan Chase & Co.	16,052,501
51,015	M&T Bank Corp.	11,222,790
	Total Banks	$46,158,581

	Beverages — 4.7%
133,612	Coca-Cola Co.	$ 8,561,857
69,589	PepsiCo., Inc.	11,374,322
	Total Beverages	$19,936,179

	Biotechnology — 2.4%
109,071	Gilead Sciences, Inc.	$ 10,097,793
	Total Biotechnology	$10,097,793

	Capital Markets — 5.9%
48,538	Bank of New York Mellon Corp.	$ 3,973,806
77,411	Northern Trust Corp.	8,605,007
124,351	State Street Corp.	12,249,817
	Total Capital Markets	$24,828,630

	Chemicals — 3.3%
41,673	Air Products and Chemicals, Inc.	$ 13,932,534
	Total Chemicals	$13,932,534

	Communications Equipment — 5.4%
388,179	Cisco Systems, Inc.	$ 22,984,079
	Total Communications Equipment	$22,984,079

	Construction Materials — 2.6%
107,364	CRH Plc	$ 10,980,116
	Total Construction Materials	$10,980,116

	Consumer Staples Distribution & Retail — 1.7%
95,897	Sysco Corp.	$ 7,394,618
	Total Consumer Staples Distribution & Retail	$7,394,618

	Containers & Packaging — 1.9%
272,872	Graphic Packaging Holding Co.	$ 8,210,718
	Total Containers & Packaging	$8,210,718

1Pioneer Disciplined Value Fund | 11/30/24

Shares		Value
	Electric Utilities — 3.7%
95,549	American Electric Power Co., Inc.	$ 9,541,523
97,835	Eversource Energy	6,309,379
	Total Electric Utilities	$15,850,902

	Electrical Equipment — 3.4%
49,238	Rockwell Automation, Inc.	$ 14,532,103
	Total Electrical Equipment	$14,532,103

	Electronic Equipment, Instruments & Components — 3.1%
77,248(a)	Keysight Technologies, Inc.	$ 13,197,048
	Total Electronic Equipment, Instruments & Components	$13,197,048

	Energy Equipment & Services — 0.9%
114,965	TechnipFMC Plc	$ 3,606,452
	Total Energy Equipment & Services	$3,606,452

	Entertainment — 2.4%
86,391	Walt Disney Co.	$ 10,148,351
	Total Entertainment	$10,148,351

	Financial Services — 2.3%
59,150(a)	PayPal Holdings, Inc.	$ 5,132,446
57,762	Voya Financial, Inc.	4,794,246
	Total Financial Services	$9,926,692

	Ground Transportation — 2.9%
49,817	Union Pacific Corp.	$ 12,188,227
	Total Ground Transportation	$12,188,227

	Health Care Equipment & Supplies — 3.5%
35,046	Becton Dickinson & Co.	$ 7,776,708
62,261	Zimmer Biomet Holdings, Inc.	6,979,458
	Total Health Care Equipment & Supplies	$14,756,166

	Health Care Providers & Services — 1.6%
27,737	Labcorp Holdings, Inc.	$ 6,689,055
	Total Health Care Providers & Services	$6,689,055

	Household Products — 0.5%
16,268	Kimberly-Clark Corp.	$ 2,266,946
	Total Household Products	$2,266,946

Pioneer Disciplined Value Fund | 11/30/242

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Shares		Value
	Industrial Conglomerates — 1.1%
34,096	3M Co.	$ 4,552,839
	Total Industrial Conglomerates	$4,552,839

	Industrial REITs — 1.3%
49,010	Prologis, Inc.	$ 5,723,388
	Total Industrial REITs	$5,723,388

	Insurance — 5.0%
87,642	American International Group, Inc.	$ 6,737,917
121,005	Unum Group	9,305,284
16,266	Willis Towers Watson Plc	5,237,652
	Total Insurance	$21,280,853

	IT Services — 2.3%
42,573	International Business Machines Corp.	$ 9,681,526
	Total IT Services	$9,681,526

	Machinery — 3.7%
20,629	Deere & Co.	$ 9,611,051
42,223(a)	Middleby Corp.	6,054,356
	Total Machinery	$15,665,407

	Media — 3.6%
354,464	Comcast Corp., Class A	$ 15,309,300
	Total Media	$15,309,300

	Metals & Mining — 3.5%
481,172	Barrick Gold Corp.	$ 8,415,698
135,464	Teck Resources, Ltd., Class B	6,323,460
	Total Metals & Mining	$14,739,158

	Multi-Utilities — 2.0%
121,288	CMS Energy Corp.	$ 8,454,986
	Total Multi-Utilities	$8,454,986

	Oil, Gas & Consumable Fuels — 4.6%
171,708	EQT Corp.	$ 7,802,412
183,484	Shell Plc (A.D.R.)	11,878,754
	Total Oil, Gas & Consumable Fuels	$19,681,166

	Pharmaceuticals — 6.0%
113,812	Johnson & Johnson	$ 17,641,998
306,336	Pfizer, Inc.	8,029,067
	Total Pharmaceuticals	$25,671,065

3Pioneer Disciplined Value Fund | 11/30/24

Shares		Value
	Professional Services — 1.3%
71,801	SS&C Technologies Holdings, Inc.	$ 5,553,089
	Total Professional Services	$5,553,089

	Specialty Retail — 1.0%
45,777	Best Buy Co., Inc.	$ 4,119,930
	Total Specialty Retail	$4,119,930

	Technology Hardware, Storage & Peripherals — 1.2%
67,763(a)	Western Digital Corp.	$ 4,946,021
	Total Technology Hardware, Storage & Peripherals	$4,946,021

	Total Common Stocks (Cost $357,499,744)	$423,067,701

	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
1,034,788(b)	Dreyfus Government Cash Management, Institutional Shares, 4.52%	$ 1,034,788
		$1,034,788

	TOTAL SHORT TERM INVESTMENTS (Cost $1,034,788)	$1,034,788

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $358,534,532)	$424,102,489
	OTHER ASSETS AND LIABILITIES — 0.1%	$306,198
	net assets — 100.0%	$424,408,687

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2024.
†	Amount rounds to less than 0.1%.
Pioneer Disciplined Value Fund | 11/30/244

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$423,067,701	$—	$—	$423,067,701
Open-End Fund	1,034,788	—	—	1,034,788
Total Investments in Securities	$424,102,489	$—	$—	$424,102,489
During the period ended November 30, 2024, there were no transfers in or out of Level 3.
5Pioneer Disciplined Value Fund | 11/30/24